Investments - Intangible Lease Assets - Schedule detailing intangible lease assets and related accumulated amortization (Parenthetical) (Details) - In -place leases	Dec. 31, 2025 USD ($)
Intangible Lease Assets
Real estate investments held for sale gross	$ 39,000
Accumulated amortization of real estate investments held for sale	$ 6,000